N-4	May 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Destination Navigator NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III, the value in the Current Expenses cell is deleted and replaced with the following: 1.02%
Nationwide Destination Navigator NY (2.0) | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide Destination Navigator NY (2.0) | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Current Expenses [Percent]	1.02%
Nationwide Destination Navigator (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III, the value in the Current Expenses cell is deleted and replaced with the following: 1.02%
Nationwide Destination Navigator (2.0) | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide Destination Navigator (2.0) | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Current Expenses [Percent]	1.02%
Nationwide O Series
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III, the value in the Current Expenses cell is deleted and replaced with the following: 1.02%
Nationwide O Series | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide O Series | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Current Expenses [Percent]	1.02%
Nationwide Destination B NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III, the value in the Current Expenses cell is deleted and replaced with the following: 1.02%
Nationwide Destination B NY (2.0) | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide Destination B NY (2.0) | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Current Expenses [Percent]	1.02%
Nationwide Destination Future
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III, the value in the Current Expenses cell is deleted and replaced with the following: 1.02%
Nationwide Destination Future | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide Destination Future | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Current Expenses [Percent]	1.02%
Nationwide Destination B (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III, the value in the Current Expenses cell is deleted and replaced with the following: 1.02%
Nationwide Destination B (2.0) | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Nationwide Destination B (2.0) | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Current Expenses [Percent]	1.02%